Real Estate Acquired Through Foreclosure and Other Repossessed Assets (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Other Real Estate, Foreclosed Assets, and Repossessed Assets	$ 1,418,000	$ 1,689,000
Operating Expenses Net Of Rental Income	$ 246,000	$ 308,000